OTHER OPERATING INCOME AND EXPENSES - Reimbursement of fixed assets in progress (Details) - Distributor	1 Months Ended	3 Months Ended
	Feb. 28, 2017	Nov. 30, 2021
OTHER OPERATING INCOME AND EXPENSES
Term of concession	30 years
Right to be reimbursed as percentage of fixed assets in progress	50.00%
Number of distributors signed their Reimbursement Agreements		5